SUPPLEMENT TO THE

FIDELITY(registered trademark) ADVISOR GROWTH & INCOME FUND
INSTITUTIONAL CLASS
JANUARY 28, 2000
PROSPECTUS

Effective June 2000, the following information replaces similar information in the "Fund Management" section on page 20.

John Avery is vice president and manager of Advisor Growth & Income, which he has managed since June 2000. He also manages other Fidelity funds. Mr. Avery joined Fidelity in 1995 as an analyst. Previously, he was an analyst for Putnam Investments from 1993 to 1994.

SUPPLEMENT TO THE
FIDELITY(registered trademark) ADVISOR GROWTH & INCOME FUND
CLASS A, CLASS T,
CLASS B, AND CLASS C
JANUARY 28, 2000
PROSPECTUS

   Effective June 2000, the following information replaces similar information in the "Fund Management" section on page 23.

   John Avery is vice president and manager of Advisor Growth & Income, which he has managed since June 2000. He also manages other Fidelity funds. Mr. Avery joined Fidelity in 1995 as an analyst. Previously, he was an analyst for Putnam Investments from 1993 to 1994.

The following information replaces similar information in the "Fund Distribution" section beginning on page 30.

REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity Advisor fund, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B or Class C shares, as applicable. You must reinstate your Class A, Class T, Class B or Class C shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class T, Class B or Class C shares had not been redeemed.

To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.